Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended	22 Months Ended	25 Months Ended
	Jun. 28, 2023	Jul. 31, 2023	Oct. 31, 2023	Jan. 31, 2024	Apr. 30, 2024	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025
C000243161 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value	$ 10,000	$ 10,285	$ 9,895	$ 10,721	$ 10,907		$ 11,625	$ 12,054	$ 12,544	$ 12,237	$ 13,248
C000243162 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value	10,000	10,316	9,621	10,499	10,694		11,565	11,999	12,530	11,771	12,696
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
Accumulated Value	$ 10,000	$ 10,496	$ 9,630	$ 11,171	$ 11,650		$ 12,821	$ 13,291	$ 14,118	$ 13,060	$ 14,915